SCHEDULE H, LINE 4(a) - SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Entity tax identification number	23-1882087
Contributions Not Corrected		$ 0
Contributions Corrected outside VFCP		0
Contributions Pending Correction in VFCP		0
Total Fully Corrected Under VFCP and PTE 2002-51		$ 247,179